Submission	Jun. 22, 2026
Submission [Line Items]
Central Index Key	0001156041
Registrant Name	ABUNDIA GLOBAL IMPACT GROUP, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES